Psyence Labs Ltd. Share Exchange	12 Months Ended
Mar. 31, 2025
Psyence Labs Ltd Share Exchange [Abstract]
Psyence Labs Ltd. Share Exchange

13. Psyence Labs Ltd. Share Exchange

On October 28, 2024, the Company acquired 1,000 shares in Psyence Labs Ltd. (PsyLabs) from PGI, the Company’s parent company. PsyLabs is a private company headquartered in the British Virgin Islands. PsyLabs is focused on the production of psychedelic active pharmaceutical ingredients and extracts. The Company issued 3,346 common shares in exchange for the shares in PsyLabs. There was a make whole provision which entitled the PGI to a top-up in shares if the share price at November 26, 2024 was lower than the issuance price on October 28, 2024. The share price was lower which triggered the top-up leading to the issuance of an additional 32,248 shares to PGI. The total consideration was 35,594 shares. Based on the listed share price of PBM’s common shares at the respective dates of issuance, the total fair value of shares issued was $722,033, which was recorded as the cost of the investment in PsyLabs.

Fair Value Assessment

As at March 31, 2025, the Company determined the fair value of its investment in PsyLabs to be $745,000, based on a recent arm’s length subscription transaction by a third-party investor at $745 per PsyLabs share. This price was considered to represent a Level 2 input under the fair value hierarchy in accordance with IFRS 13 – Fair Value Measurement, as it reflects observable market-based pricing for an identical equity instrument in an active negotiation with a market participant.

As a result, the Company recognized an unrealized fair value gain of $22,967 in the statement of profit or loss and other comprehensive income for the year ended March 31, 2025, in accordance with IFRS 9 – Financial Instruments, as the investment is classified as a financial asset measured at fair value through profit or loss (FVTPL).

Summary of transaction
Description	Amount
Number of shares in PsyLabs acquired	1,000
Total PBM shares issued	35,594
Total fair value of shares issued	$722,033
Fair value of investment at March 31, 2025	$745,000
Fair value gain recognized	$22,967